Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash and cash equivalents
a) Cash and cash equivalents
Cash and cash equivalents include cash and unrestricted investments, net of bank indebtedness. Unrestricted investments are comprised of short-term bank deposits with a maturity of three months or less.

Property and equipment
b) Property and equipment
Property and equipment are recorded at cost less accumulated depreciation and any impairment losses. Cost includes the cost of replacing parts of property and equipment. When significant parts of property and equipment are required to be replaced in intervals, the Company recognizes those parts as individual assets with specific useful lives. All other repair and maintenance costs are recognized in the consolidated statements of income as incurred.

Depreciation is calculated over the assets estimated useful lives on a straight-line basis as follows:

Engineering equipment	5 to 10 years	straight-line
Office equipment	5 to 10 years	straight-line
Leasehold improvements		straight-line over term of lease to a maximum of 15 years or the improvement’s economic life
Other	5 to 50 years	straight-line
The residual values, useful lives, and methods of depreciation of property and equipment are reviewed at each financial year-end
and adjusted prospectively, if appropriate.

Intangible assets
c) Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured at fair value as at the date of acquisition. Following initial recognition, finite life intangible assets are carried at cost less any accumulated amortization and any impairment losses and indefinite life intangible assets are carried at cost less any impairment loss.
The Company’s intangible assets with finite lives are amortized over their useful economic lives on a straight-line basis. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end.
Once an intangible asset is fully amortized, the gross carrying amount and related accumulated amortization are removed from the accounts.
The Company also incurs costs for third-party internet-based cloud computing services. These costs are expensed in administrative and marketing expenses over the period of the service agreement when the Company determines that it has not obtained control of the software.
Intangible assets acquired from business combinations
The Company’s policy is to amortize client relationships with finite lives over periods ranging from 10 to 15 years. Contract backlog and finite trademarks are amortized over estimated lives of generally 1 to 3 years. The Company assigns value to acquired intangibles using the income approach, which involves quantifying the present value of net cash flows attributed to the subject asset. This, in turn, involves estimating the revenues and earnings expected from the asset.

Leases
d) Leases
For leases entered into or modified on or after January 1, 2019, a contract is a lease or contains a lease if it conveys the right to control the use of an asset for a time period in exchange for consideration. To identify a lease, the Company (1) considers whether an explicit or implicit asset is specified in the contract and (2) determines whether the Company obtains substantially all the economic benefits from the use of the underlying asset by assessing numerous factors, including but not limited to substitution rights and the right to determine how and for what purpose the asset is used.
At the commencement of a lease, the Company determines the lease term as the non-cancellable
period of a lease, together with periods covered by an option to extend or an option to terminate if it is reasonably certain to exercise an extension option or to not exercise a termination option. Management considers all facts and circumstances that create an economic incentive to exercise an extension option or to not exercise a termination option. This judgment is based on factors such as contract rates compared to market rates, economic reasons, significance of leasehold improvements, termination and relocation costs, installation of specialized assets, residual value guarantees, and any sublease term. The Company reassesses this when a significant event or significant change in circumstances within the Company’s control has occurred.
The Company recognizes lease assets and lease liabilities for all leases, except for leases of low-value
assets and short-term leases with a term of 12 months or less. The lease payments associated with those exempted leases are recognized in administrative and marketing expenses on a straight-line basis over the lease term.
The lease liability is recognized at the commencement date of the lease and is initially measured at the present value of the lease payments that are not paid. The Company elected to not separate non-lease
components from
lease components and to account for the
non-lease
and lease components as a single lease component. Lease payments generally include fixed payments less any lease incentives receivable.
The lease liability is discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is remeasured when the expected lease payments change as a result of a change in the lease term, a change in the assessment of an option to purchase the leased asset, changes in the future lease payments as a result of a change in an index or rate used to determine the lease payments, and changes in estimated payments for residual value guarantees.
The lease asset is recognized at the commencement date of the lease and is initially measured at cost, comprised of the amount of the initial measurement of the lease liability less any incentives received from the lessor. Added to the lease asset are any initial direct costs incurred, lease payments made before the commencement date, and estimated restoration costs. The lease asset is subsequently depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the lease asset or the end of the lease term. The lease asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Investments in joint arrangements and associates
e) Investments in joint arrangements and associates
Each joint arrangement of the Company is classified as either a joint operation or joint venture based on the rights and obligations arising from the contractual obligations between the parties to the arrangement. A joint arrangement that provides the Company with rights to the individual assets and obligations arising from the arrangement is classified as a joint operation and a joint arrangement that provides the Company with rights to the net assets of the arrangement is classified as a joint venture.
The Company accounts for a joint operation by recognizing its share of assets, liabilities, revenues, and expenses of the joint operation and combining them line by line with similar items in the Company’s consolidated financial statements.
The Company accounts for a joint venture using the equity method. The Company’s share of the after-tax
net income or loss of associates or joint ventures is recorded in the consolidated statements of income. Adjustments are made in the Company’s consolidated financial statements to eliminate its share of unrealized gains and losses resulting from transactions with its associates.
If the financial statements of associates or joint arrangements are prepared for a date that is different from the Company’s date (due to the timing of finalizing and receiving information), adjustments are made for the effects of significant transactions or events that occur between that date and the date of the Company’s financial statements. When necessary, adjustments are made to bring the accounting policies in line with the Company’s.

Provisions
f) Provisions
General
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. When the Company expects some or all of a provision to be reimbursed—for example, under an insurance contract—and when the reimbursement is virtually certain, the reimbursement is recognized as a separate asset. The expense relating to any provision is presented in the consolidated statements of income net of any reimbursement. If the effect of the time value of money is significant, provisions are discounted using a current pre-tax
rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost. Management regularly reviews the timing of the outflows of these provisions.
Provision for self-insured liabilities
The Company self-insures certain risks related to professional liability, automobile physical damages, and employment practices liability. The provision for self-insured liabilities includes estimates of the costs of reported claims (including potential claims that are probable of being asserted) and is based on assumptions made by management and actuarial estimates. The provision for self-insured liabilities does not include unasserted claims where assertion by a third party is not probable.
Provisions for claims
Provision for claims include an estimate for costs associated with legal claims covered by third-party insurance. The Company has claims that are not covered by its provisions for self-insured liabilities, including claims that are subject to exclusions under the Company’s commercial and captive insurance policies. Often, these legal claims are from previous acquisitions and may be indemnified by the acquiree (notes 7 and 15).
Contingent liabilities recognized in a business combination
A contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured as discussed under “General.”

Foreign currency translation
g) Foreign currency translation
The Company’s consolidated financial statements are presented in Canadian dollars, which is also the parent Company’s functional currency. Each entity in the Company determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency. The Company is mainly exposed to fluctuations in the US dollar and GBP.
Transactions and balances
Transactions in foreign currencies (those different from an entity’s functional currency) are initially translated into the functional currency of an entity using the foreign exchange rate at the transaction date. Subsequent to the transaction date, foreign currency transactions are measured as follows:

•
On the consolidated statements of financial position, monetary items are translated at the rate of exchange in effect at the reporting date.
Non-monetary
items at cost are translated at historical exchange rates.
Non-monetary
items at fair value are translated at rates in effect at the date the fair value is determined. Any resulting realized and unrealized foreign exchange gains or losses are recognized in income in the period incurred, however, unrealized foreign exchange gains and losses on non-monetary
investments are recognized in other comprehensive income.

•	Revenue and expense items are translated at the exchange rate on the transaction date, except for depreciation and amortization, which are translated at historical exchange rates.
Foreign operations
The Company’s foreign operations are translated into its reporting currency (Canadian dollar) as follows:

•	Assets and liabilities are translated at the rate of exchange in effect at each consolidated statement of financial position date.

•	Revenue and expense items (including depreciation and amortization) are translated at the average rate of exchange for the month.
The resulting unrealized exchange gains and losses on foreign subsidiaries are recognized in other comprehensive income (loss).

Financial instruments
h) Financial instruments
Initial recognition and subsequent measurement
Financial assets (except trade and other receivables and unbilled receivables that do not have a significant financing component) are initially recognized at fair value plus directly attributable transaction costs, except for financial assets at fair value through profit and loss (FVPL), for which transaction costs are expensed. Trade and other receivables and unbilled receivables that do not have a significant financing component are initially measured at the transaction price determined in accordance with IFRS 15. Purchases or sales of financial assets are accounted for at trade dates.
Subsequent measurement of financial assets is at FVPL, amortized cost, or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Company’s business approach for managing the financial assets and whether the instruments’ contractual cash flows represent “solely payments of principal and interest” on the principal amount outstanding (the SPPI criterion). The business approach considers whether a Company’s objective is to receive cash flows from holding assets, from selling assets in a portfolio, or a combination of both. The Company reclassifies financial assets only when its business approach for managing those assets changes.

•
Amortized cost: Assets held for collection of contractual cash flows—when they meet the SPPI criterion—are measured at amortized cost using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified, or impaired. Items in this category include cash and cash equivalents, receivables, and certain other financial assets.

•
FVOCI: Assets held in a business approach to both collect cash flows and sell the assets—when they meet the SPPI criterion—are measured at FVOCI. Bonds held for self-insured liabilities are included in this category. Changes in the carrying amount are reported in other comprehensive income (except impairments) until disposed of. At this time, the realized gains and losses are recognized in finance income. Interest income from these financial assets is included in interest income using the EIR method. Impairment and foreign exchange gains and losses are reported in income.

•
FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL with realized and unrealized gains and losses reported in other income (expense). Equity securities held for self-insured liabilities and indemnifications are included in this category.

Financial liabilities are initially recognized at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs. Subsequent measurement of financial liabilities is at amortized cost using the EIR method. The EIR method discounts estimated future cash payments or receipts through the expected life of a financial instrument, and thereby calculates the amortized cost and subsequently allocates the interest income or expense over the life of the instrument. For trade and other payables and other financial liabilities, realized gains and losses are reported in income. For long-term debt, EIR amortization and realized gains and losses are recognized in net finance expense. Gains and losses are recognized in profit or loss when the liability is derecognized or modified.
Fair value
After initial recognition, the fair values of financial instruments are based on the bid prices in quoted active markets for financial assets and on the ask prices for financial liabilities. For financial instruments not traded in active markets, fair values are determined using appropriate valuation techniques, which may include recent arm’s length market transactions, reference to the current fair value of another instrument that is substantially the same, and discounted cash flow analysis; however, other valuation models may be used. The fair values of the Company’s derivatives are based on third-party indicators and forecasts. Fair values of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their carrying amounts because of the short-term maturity of these instruments. The carrying amounts of bank loans approximate their fair values because the applicable interest rates are based on variable reference rates. The carrying amounts of other financial assets and financial liabilities approximate their fair values except as otherwise disclosed in the consolidated financial statements.
All financial instruments carried at fair value are categorized into one of the following:

•	Level 1 – quoted market prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – observable inputs other than quoted prices included within level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets or liabilities that are not active, or other inputs that are observable directly or indirectly.

•	Level 3 – unobservable inputs for the assets and liabilities that reflect the reporting entity’s own assumptions and are not based on observable market data.

When forming estimates, the Company uses the most observable inputs available for valuation purposes. If a fair value measurement reflects inputs of different levels within the hierarchy, the financial instrument is categorized based on the lowest level of significant input.
When determining fair value, the Company considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability. For financial instruments recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels of the hierarchy by reassessing categorizations at the end of each reporting period.
Derivatives
From time to time, the Company enters into foreign currency forward contracts to manage risk associated with net operating assets or liabilities denominated in foreign currencies. The Company’s policy is not to use these derivatives for trading or speculative purposes.

Impairment
i) Impairment
The carrying amounts of the Company’s assets or group of assets, other than deferred tax assets, are reviewed at each reporting date to determine whether there is an indication of impairment. An asset may be impaired if objective evidence of impairment exists because of one or more events that have occurred after the initial recognition of the asset (referred to as a “loss event”) and if that loss event has an impact on the estimated future cash flows of the asset. When an indication of impairment exists, or annual impairment testing for an asset is required, the asset’s recoverable amount is estimated.
The Company recognizes a loss allowance for expected credit losses (ECLs) on financial assets and contract assets based on a
12-month
ECL or lifetime ECL. The lifetime ECL (the simplified approach) is applied to trade and other receivables, unbilled receivables, contract assets, sublease receivables, and holdbacks.
12-month
ECLs are recorded against all other financial assets, unless credit risk has significantly increased since initial recognition, then the ECL is measured at the lifetime ECL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive.
The loss allowance provision is based on the Company’s historical collection and loss experience and incorporates forward-looking factors, where appropriate.
When the carrying amount of financial assets or contract assets is reduced through an ECL allowance, the reduction is recognized in administrative and marketing expenses in the consolidated statements of income.
Non-financial
assets
For
non-financial
assets such as property and equipment, lease assets, goodwill, investments in joint ventures and associates, and intangible assets, the recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU’s) value in use or its fair value less costs of disposal. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. To assess value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. To determine fair value less costs of disposal, an appropriate valuation model is used. The results of these valuation techniques are corroborated by the market capitalization of comparable public companies and arm’s length transactions of comparable companies. Impairment losses are recognized in the consolidated statements of income in expense categories that are consistent with the nature of the impaired asset.
CGUs are defined based on the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Other factors are considered, including how management monitors the entity’s operations. The Company does not monitor goodwill at or allocate goodwill to its business operating units.
The Company tests intangible assets for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. To determine indicators of impairment of intangible assets, the Company considers external sources of information such as prevailing economic and market conditions and internal sources of information such as the historical and expected financial performance of the intangible assets. If indicators of impairment are present, the Company determines recoverability based on an estimate of discounted cash flows, using the higher of either the value in use or the fair value less costs of disposal method. The measurement of impairment loss is based on the amount that the carrying amount of an intangible asset exceeds its recoverable amount at the CGU level. As part of the impairment test, the Company updates its future cash flow assumptions and estimates, including factors such as current and future contracts with clients, margins, market conditions, and the useful lives of the assets.
Goodwill is evaluated for impairment annually (as at October 1) or more frequently if circumstances indicate that an impairment may occur or if a significant acquisition occurs between the annual impairment test date and December 31. The Company considers the relationship between its market capitalization and its book value, as well as other factors, when reviewing for indicators of impairment. Goodwill is assessed for impairment based on the CGUs or group of CGUs to which the goodwill relates. Any potential goodwill impairment is identified by comparing the recoverable amount of a CGU or group of CGUs to its carrying value which includes the allocated goodwill. If the recoverable amount is less than its carrying value, an impairment loss is recognized.
The Company may need to test its goodwill for impairment between its annual test dates if market and economic conditions deteriorate or if volatility in the financial markets causes declines in the Company’s share price, increases the weighted average cost of capital, or changes valuation multiples or other inputs to its goodwill assessment. In addition, changes in the numerous variables associated with the judgments, assumptions, and estimates made by management in assessing the fair value could cause them to be impaired. Goodwill impairment charges are non-cash
charges that could have a material adverse effect on the Company’s consolidated financial statements but in themselves do not have any adverse effect on its liquidity, cash flows from operating activities or debt covenants.
An impairment loss of goodwill is not reversed. For other assets, an impairment loss may be reversed if the estimates used to determine the recoverable amount have changed. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount or the carrying amount that would have been determined, net of amortization or depreciation, had no impairment loss been recognized for the asset in prior years. The reversal is recognized in the consolidated statements of income.

Revenue recognition
j) Revenue recognition
The Company generates revenue from contracts in which goods or services are typically provided over time. Revenue is measured based on the consideration the Company expects to be entitled to in exchange for providing goods and services, excluding discounts, duty, and taxes collected from clients that are reimbursable to government authorities.
While providing services, the Company incurs certain direct costs for subconsultants and other expenses that are recoverable directly from clients. The recoverable amounts of these direct costs are included in the Company’s gross revenue. Since these direct costs can vary significantly from contract to contract, changes in gross revenue may not be indicative of the Company’s revenue trends. Therefore, the Company also reports net revenue, which is gross revenue less subconsultants and other direct expenses. The Company assesses its revenue arrangements against specific criteria to determine whether it is acting as a principal or an agent. In general, the Company acts as a principal in its revenue arrangements because it obtains control of the goods or services before they are provided to the customer.
Most of the Company’s contracts include a single performance obligation because the promise to transfer the individual goods or services is not separately identifiable from other promises in the contract and therefore is not distinct. The Company’s contracts may include multiple goods or services that are accounted for as separate performance obligations if they are distinct—if a good or service is separately identifiable from other items in the contract and if a customer can benefit from it. If a contract has multiple performance obligations, the consideration in the contract is allocated to each performance obligation based on the estimated stand-alone selling price.
The Company transfers control of the goods or services it provides to clients over time and therefore recognizes revenue progressively as the services are performed. Revenue from fixed-fee
and
variable-fee-with-ceiling
contracts, including contracts in which the Company participates through joint arrangements, is recognized based on the percentage of completion method where the stage of completion is measured using costs incurred to date as a percentage of total estimated costs for each contract, and the percentage of completion is applied to total estimated revenue. When the contract outcome cannot be measured reliably, revenue is recognized only to the extent that the expenses incurred are eligible to be recovered. Provisions for estimated losses on incomplete contracts are made in the period that the losses are determined. Revenue from time-and-material
contracts without stated ceilings is recognized as costs are incurred based on the amount that the Company has a right to invoice.
The timing of revenue recognition, billings, and cash collections results in trade and other receivables, holdbacks, unbilled receivables, contract assets, and deferred revenue in the consolidated statements of financial position. Amounts are typically invoiced as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or when contractual milestones are achieved. Receivables represent amounts due from customers: trade and other receivables and holdbacks consist of invoiced amounts, and unbilled receivables consist of work in progress that has not yet been invoiced. Contract assets represent unbilled amounts where the right to payment is subject to more than the passage of time and includes performance-based incentives and services provided ahead of agreed contractual milestones. Contract assets are transferred to receivables when the right to consideration becomes unconditional. Deferred revenue represents amounts that have been invoiced but not yet recognized as revenue, including advance payments and billings in excess of revenue. Deferred revenue is recognized as revenue when (or as) the Company performs under the contract.
Revenue is adjusted for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. Advance payments and holdbacks typically do not result in a significant financing component because the intent is to provide protection against the failure of one party to adequately complete some or all of its obligations under the contract.
Deferred contract costs
Contract costs are typically expensed as incurred. Contract costs are deferred if the costs are expected to be recoverable and if either of the following criteria is met:

•	The costs of obtaining the contract are incremental or explicitly chargeable to the customer.

•	The fulfillment costs relate directly to the contract or an anticipated contract and generate or enhance the Company’s resources that will be used in satisfying performance obligations in the future.
Deferred contract costs are included in other assets in the consolidated statements of financial position and amortized over the period of expected benefit using the percentage of completion applied to estimated revenue. Amortization of deferred contract costs is included in other direct expenses in the consolidated statements of income.

Employee benefit plans
k) Employee benefit plans
Defined benefit plans
The Company sponsors defined benefit pension plans covering certain full-time employees and past employees, primarily in the United Kingdom. Benefits are based on final compensation and years of service. Benefit costs (determined separately for each plan using the projected unit credit method) are recognized over the periods that employees are expected to render services in return for those benefits.
Remeasurements, comprising actuarial gains and losses and the return on the plan assets (excluding interest), are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to other comprehensive income in the period they occur. Remeasurements are not reclassified to net income in subsequent periods.
The calculation of defined benefit obligations is performed at least annually by a qualified actuary, or more often as required due to plan amendments, curtailments, or settlements. When the calculation results in a potential asset, the recognized asset is limited to the economic benefits available in the form of any future refunds or of reductions in future contributions to the plan.

Past service costs are recognized in net income on the earlier of the date of the plan amendment or curtailment and the date that the Company recognizes related restructuring costs.
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset, adjusted for benefit and contribution payments during the year. The Company recognizes the following changes in the net defined benefit obligations under administrative and marketing expenses: service costs comprising current service costs, past service costs, gains and losses on curtailments and non-routine
settlements; net interest expense or income; and administrative expenses paid directly by the pension plans.
Defined contribution plans
The Company also contributes to group retirement savings plans and an employee share purchase plan. Certain plans are based on employee contribution amounts and subject to maximum limits per employee. The Company accounts for defined contributions as an expense in the period the contributions are made.

Taxes
l) Taxes
Current income tax
Current income tax assets and liabilities for current and prior periods are measured at the amount expected to be recovered from or paid to taxation authorities. Tax rates and tax laws used to compute the amounts are those enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.
Current income tax that relates to items recognized directly in equity is recognized in equity and not in the consolidated statements of income. Management periodically evaluates positions taken in the tax returns when applicable tax regulations are subject to interpretation and then establishes an uncertain tax liability, if appropriate.
Income taxes payable are typically expected to be settled within twelve months of the year-end
date. However, there may be instances where taxes are payable over a longer period. Portions due after a one-year
period are classified as
non-current
and are not discounted.
Deferred tax
Deferred tax is determined using the liability method for temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences and the carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax credits and unused tax losses can be utilized. Deferred taxes are not recognized for the initial recognition of goodwill; the initial recognition of assets or liabilities, outside of a business combination, that affect neither accounting nor taxable profit; or the differences relating to investments in associates, subsidiaries, and interests in joint arrangements to the extent that the reversal can be controlled and it is probable that it will not reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be used. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled and are based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.
Deferred tax relating to items recognized outside income is also recognized outside income. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.
Deferred tax assets and deferred tax liabilities are offset when a legally enforceable right exists to set off tax assets against tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Uncertain tax positions
If the Company determines that it is not probable that a taxation authority will accept an uncertain tax treatment, then an uncertain tax liability is recorded using either the most likely amount or the expected value method, depending on which method better predicts the resolution of the circumstances giving rise to the uncertainty.
Uncertain tax liabilities are presented as either income taxes payable or deferred tax liabilities. This depends on whether the uncertain tax liabilities are in respect of taxable profit for a period or income taxes payable in future periods in respect of taxable temporary differences.
Sales tax
Revenues, expenses, and assets, except trade receivables, are recognized net of the amount of sales tax recoverable from or payable to a taxation authority. The net amount of sales tax recoverable from or payable to a taxation authority is included as part of trade receivables or trade payables (as appropriate) in the consolidated statements of financial position.

Share-based payment transactions
m) Share-based payment transactions
Under the Company’s share option plan, the board of directors may grant to officers and employees, remuneration in the form of share-based payment transactions, whereby officers and employees render services as consideration for equity instruments (equity-settled transactions).
Under the Company’s deferred share unit plan, the directors of the board of the Company may receive deferred share units (DSUs), each of which is equal to one common share. Under the Company’s long-term incentive plan, certain members of the senior leadership teams are granted performance share units (PSUs) or restricted share units (RSUs) that vest and are settled after a three-year period. DSUs, PSUs, and RSUs are settled only in cash (cash-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is measured at fair value at the grant date using a Black-Scholes option-pricing model. The cost of equity-settled transactions, together with a corresponding increase in contributed surplus, is recognized over the period in which the service conditions are fulfilled (the vesting period). Upon the exercise of share options for which a share-based compensation expense has been recognized, the cash paid, together with the related portion of contributed surplus, is credited to share capital. For equity-settled transactions, the cumulative expense recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit to income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recorded in administrative and marketing expenses. No expense is recognized for awards that do not ultimately vest.
Cash-settled transactions
The cost of cash-settled transactions is measured initially at fair value at the grant date. For DSUs, this fair value is expensed on issue with the recognition of a corresponding liability through other liabilities. For PSUs and RSUs, the fair value is expensed over the vesting period. These liabilities are remeasured to fair value at each reporting date, up to and including the settlement date, with changes in fair value recognized in administrative and marketing expenses.

Earnings per share
n) Earnings per share
Basic earnings per share is computed based on the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed using the treasury stock method, which assumes that the cash that would be received on the exercise of options is applied to purchase shares at the average price during the year and that the difference between the number of shares issued on the exercise of options and the number of shares obtainable under this computation, on a weighted average basis, is added to the number of shares outstanding. Antidilutive options are not considered when computing diluted earnings per share.

Business combinations and goodwill
o) Business combinations and goodwill
Business combinations are accounted for using the acquisition method, and the results of operations after the respective dates of acquisition are included in the consolidated statements of income. Acquisition-related costs are expensed when incurred in administrative and marketing expenses.
The cost of an acquisition is measured as the consideration transferred at fair value at the acquisition date. Any contingent consideration to be transferred by the Company is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in other income.
The consideration paid for acquisitions may be subject to price adjustment clauses included in the purchase agreements and may extend over a number of years. At each consolidated statement of financial position date, these price adjustment clauses are reviewed. This may result in an increase or decrease of the notes payable consideration (recorded on the acquisition date) to reflect either more or less non-cash
working capital than was originally recorded. Since these adjustments are a result of facts and circumstances occurring after the acquisition date, they are not considered measurement period adjustments.
For some acquisitions, additional payments may be made to the employees of an acquired company that are based on the employees’ continued service over an agreed time period. These additional payments are not included in the purchase price but are expensed as compensation when services are provided by the employees.
Goodwill is initially measured at cost, which is the excess of the consideration transferred over the fair value of a company’s net identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net assets acquired, the difference is recognized in income.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU or group of CGUs that is expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Each CGU or group of CGUs represents the lowest level at which management monitors the goodwill.

Dividends	p) Dividends Dividends on common shares are recognized in the Company’s consolidated financial statements in the period the dividends are declared by the Company’s board of directors.

Non-current assets held for sale and discontinued operations
q)
Non-current
assets held for sale and discontinued operations
The Company classifies
non-current
assets and disposal groups as held for sale when their carrying amount will be recovered principally through a sale transaction rather than through continuing use and when a sale is considered highly probable. These non-current
assets and disposal groups are remeasured at the lower of their carrying amount and fair value less costs to sell, and these assets are no longer depreciated. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.
Impairment losses on initial classification and subsequent gains or losses on remeasurement are recognized in the consolidated statements of income as discontinued operations. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statements of financial position.
A discontinued operation is a component of the Company’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Company, and (a) represents a separate major line of business or geographic area of operations; (b) is part of a single coordinated plan to dispose of a separate major line of business or geographic area of operations; or (c) is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held for sale.
Discontinued operations are presented separately from continuing operations in the consolidated statements of income and consolidated statements of cash flows for all years presented.

Provision for self-insured liabilities
e) Provision for self-insured liabilities and claims
In the normal conduct of operations, various legal claims are pending against the Company, alleging, among other things, breaches of contract or negligence in connection with the performance of its services. The Company carries professional liability insurance, subject to certain deductibles and policy limits, and self-insures certain risks, including professional liability, automobile liability, and employment practices liability. In some cases, the Company may be subject to claims for which it is only partly insured or completely insured. The accrual for self-insured liabilities includes estimates of the costs of reported claims and is based on management’s assumptions, including consideration of actuarial estimates. These estimates of loss are derived from loss history that is then subjected to actuarial techniques to determine the proposed liability. Estimates of loss may vary from those used in the actuarial projections and result in a larger loss than estimated. An increase in loss is recognized in the period that the loss is determined and increases the Company’s self-insured liabilities and reported expenses.
Damages assessed in connection with and the cost of defending such actions could be substantial and possibly in excess of policy limits, for which a range of possible outcomes are either not able to be estimated or not expected to be significant. However, based on advice and information provided by legal counsel, the Company’s previous experience with the settlement of similar claims, and the results of the annual actuarial review, management believes that the Company has recognized adequate provisions for probable and reasonably estimated liabilities associated with these claims. In addition, management believes that it has appropriate insurance in place to respond to and offset the cost of resolving these claims.
Due to uncertainties in the nature of the Company’s legal claims, such as the range of possible outcomes and the progress of the litigation, provisions for self-insured liabilities and claims involve estimates. The ultimate cost to resolve these claims may exceed or be less than that recorded in the consolidated financial statements. Management believes that the ultimate cost to resolve these claims will not materially exceed the insurance coverage or provisions accrued and, therefore, would not have a material adverse effect on the Company’s consolidated statements of income and financial position.

Business combinations
c) Business combinations
In a business combination, the Company may acquire certain assets and assume certain liabilities of an acquired entity. The estimate of fair values for these transactions involves judgment to determine the fair values assigned to the tangible and intangible assets (i.e., backlog, client relationships, and trademarks) and the liabilities assumed on the acquisition. Determining fair values involves a variety of assumptions, including revenue growth rates, client retention rates, expected operating income, and discount rates.
From time to time, as a result of the timing of acquisitions in relation to the Company’s reporting schedule, certain estimates of fair values of assets and liabilities acquired may not be finalized at the initial time of reporting. These estimates are completed after the vendors’ final financial statements have been prepared and accepted by the Company, after detailed project portfolio reviews are performed, and when the valuations of intangible assets and other assets and liabilities acquired are finalized.

Impairment of goodwill
b) Impairment of goodwill
Impairment exists when the carrying amount of an asset or CGU or group of CGUs exceeds its recoverable amount, which is the higher of its fair value less costs of disposal or its value in use. Fair value less costs to sell is based on a discounted cash flow model and observable market prices for an arm’s length transaction of similar assets, less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from budgets over an appropriate number of years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU or group of CGUs being tested. To arrive at the estimated recoverable amount, the Company uses estimates of economic and market information, including arm’s length transactions for similar assets, growth rates in revenues, estimates of future expected changes in operating margins, cash expenditures, and estimates of capital expenditures.
The Company estimates the recoverable amount by using the fair value less costs of disposal approach. It estimates fair value using market information and discounted after-tax
cash flow projections, which is known as the income approach. The income approach uses a CGUs or group of CGUs projection of estimated operating results and discounted cash flows based on a discount rate that reflects current market conditions and the risk of achieving the cash flows. The Company uses cash flow projections covering a five-year period from financial forecasts approved by senior management. To arrive at cash flow projections, the Company uses estimates of economic and market information over the projection period.
The Company validates its estimate of the fair value of each CGU or group of CGUs under the income approach by comparing the resulting multiples to multiples derived from comparable public companies and comparable company transactions. The Company reconciles the total fair value of all CGUs and groups of CGUs with its market capitalization to determine whether the sum is reasonable. If the reconciliation indicates a significant difference between the external market capitalization and the fair value of the CGUs or groups of CGUs, the Company reviews and adjusts, if appropriate, the discount rate of the CGUs or groups of CGUs and considers whether the implied acquisition premium (if any) is reasonable in light of current market conditions. The fair value measurement was categorized as level 3 in the fair value hierarchy based on the significant inputs in the valuation technique used (note 4h).